Expense Example {- Fidelity SAI Municipal Bond Index Fund} - 06.30 Fidelity SAI Municipal Bond Index Fund PRO-04 - Fidelity SAI Municipal Bond Index Fund - Fidelity SAI Municipal Bond Index Fund	Aug. 28, 2021 USD ($)
Expense Example:
1 year	$ 7
3 years	41
5 years	82
10 years	$ 204